Variable Interest Entity (Details) - Round Top Mountain Development, LLC [Member]	Jun. 26, 2023	May 17, 2021
Variable Interest Entity [Line Items]
Equity interest percentage	80.57%	80.00%
TMRC [Member]
Variable Interest Entity [Line Items]
Equity interest percentage	19.43%